L. Income Taxes (Details-Deferred Income Taxes) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
NOL Carryforward	$ 14,908	$ 22,673
Inventory reserves	489	389
Stock compensation	624	511
Fixed assets and intangibles	(1,631)	(1,582)
Impairment loss	(615)	(614)
Other	335	267
Deferred tax assets, gross	14,110	21,644
Less valuation allowance	(14,110)	(21,644)
Deferred tax assets, net	$ 0	$ 0